Business Segments (Details)		3 Months Ended								12 Months Ended
	Oct. 01, 2018	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Nov. 28, 2018 USD ($)
Segment Reporting [Abstract]
Number of reportable segments										3
Segment Reporting Information [Line Items]
Revenue from product sales and services		$ 366,326,000	$ 342,475,000	$ 333,690,000	$ 297,051,000	$ 356,508,000	$ 311,143,000	$ 299,901,000	$ 279,872,000	$ 1,339,541,000	$ 1,247,424,000	$ 1,137,196,000
Sales to external customers										1,339,541,000	1,247,424,000	1,137,196,000
Earnings before interest, taxes, depreciation and amortization (EBITDA)										152,706,000	147,090,000	106,444,000
Depreciation and amortization										85,860,000	77,886,000	69,289,000
Income (loss) from operations										66,846,000	69,204,000	37,155,000
Interest expense		(17,157,000)	(12,370,000)	(10,810,000)	(17,243,000)	(16,260,000)	(12,466,000)	(11,898,000)	(14,753,000)	(57,580,000)	(55,377,000)	(42,518,000)
Income (loss) before income taxes										9,266,000	13,827,000	(5,363,000)
Income tax (expense) benefit		(2,342,000)	(1,433,000)	(2,018,000)	4,410,000	(7,122,000)	(12,202,000)	4,812,000	7,095,000	(1,382,000)	(7,417,000)	18,394,000
Net income		(3,128,000)	$ 1,035,000	$ 12,980,000	$ (3,005,000)	12,960,000	$ 1,755,000	$ 4,895,000	$ (13,200,000)	7,884,000	6,410,000	13,031,000
Capital expenditures										80,713,000	57,775,000	47,728,000
Assets		1,663,617,000				1,473,309,000				1,663,617,000	1,473,309,000
Goodwill		411,346,000				321,913,000				411,346,000	321,913,000	267,643,000
Integrated Solutions and Services [Member]
Segment Reporting Information [Line Items]
Capital expenditures										58,464,000	45,611,000	37,225,000
Goodwill						138,181,000					138,181,000	87,688,000
Applied Product Technologies [Member]
Segment Reporting Information [Line Items]
Capital expenditures										11,501,000	5,282,000	6,747,000
Goodwill						183,732,000					183,732,000	179,955,000
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from product sales and services										1,424,142,000	1,321,678,000	1,203,729,000
Operating Segments [Member] | Integrated Solutions and Services [Member]
Segment Reporting Information [Line Items]
Revenue from product sales and services										844,851,000	753,858,000	711,134,000
Sales to external customers										835,634,000	745,334,000	703,897,000
Earnings before interest, taxes, depreciation and amortization (EBITDA)										186,824,000	168,182,000	146,345,000
Depreciation and amortization										48,781,000	43,583,000	42,331,000
Income (loss) from operations										138,043,000	124,599,000	104,014,000
Assets		711,622,000				518,169,000				711,622,000	518,169,000
Goodwill		224,370,000				138,181,000				224,370,000	138,181,000
Operating Segments [Member] | Applied Product Technologies [Member]
Segment Reporting Information [Line Items]
Revenue from product sales and services										579,291,000	567,820,000	492,595,000
Sales to external customers										503,907,000	502,090,000	433,299,000
Earnings before interest, taxes, depreciation and amortization (EBITDA)										88,682,000	100,634,000	75,019,000
Depreciation and amortization										16,734,000	16,007,000	11,174,000
Income (loss) from operations										71,948,000	84,627,000	63,845,000
Assets		677,993,000				673,022,000				677,993,000	673,022,000
Goodwill		186,976,000				183,732,000				186,976,000	183,732,000
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue from product sales and services										84,601,000	74,254,000	66,533,000
Intersegment Eliminations [Member] | Integrated Solutions and Services [Member]
Segment Reporting Information [Line Items]
Revenue from product sales and services										9,217,000	8,524,000	7,237,000
Intersegment Eliminations [Member] | Applied Product Technologies [Member]
Segment Reporting Information [Line Items]
Revenue from product sales and services										75,384,000	65,730,000	59,296,000
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA)										(122,800,000)	(121,726,000)	(114,920,000)
Depreciation and amortization										20,345,000	18,296,000	15,784,000
Income (loss) from operations										(143,145,000)	(140,022,000)	(130,704,000)
Capital expenditures										10,748,000	6,882,000	$ 3,756,000
Assets		$ 274,002,000				$ 282,118,000				$ 274,002,000	$ 282,118,000
Subsequent Event [Member]
Segment Reporting [Abstract]
Number of reportable segments	2
Designated as Hedging Instrument [Member] | Interest Rate Cap [Member] | Subsequent Event [Member]
Segment Reporting Information [Line Items]
Derivative, notional amount													$ 600,000,000